Note Investment Securities Held-to-maturity (Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities HTM) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2016		Dec. 31, 2015
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 98,101	[1]	$ 100,903	[2]
Gross Unrealized Gains	1,372		3,609
Gross Unrealized Losses	23,897		21,623
Fair Value	$ 75,576	[1]	$ 82,889	[2]
Weighted Average Yield	3.46%		3.52%
Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 4,105
Fair Value	2,862
After 1 and within 5 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	15,540
Fair Value	9,544
After 5 to 10 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	18,709
Fair Value	10,947
After 10 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	59,747
Fair Value	52,223
Obligations of Puerto Rico, States and political subdivisions
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	96,027		$ 98,817
Gross Unrealized Gains	1,368		3,604
Gross Unrealized Losses	23,855		21,606
Fair Value	$ 73,540		$ 80,815
Weighted Average Yield	3.49%		3.55%
Obligations of Puerto Rico, States and political subdivisions | Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 3,105		$ 2,920
Gross Unrealized Gains	0		0
Gross Unrealized Losses	1,240		291
Fair Value	$ 1,865		$ 2,629
Weighted Average Yield	5.90%		5.90%
Obligations of Puerto Rico, States and political subdivisions | After 1 and within 5 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 14,540		$ 13,655
Gross Unrealized Gains	0		0
Gross Unrealized Losses	5,957		5,015
Fair Value	$ 8,583		$ 8,640
Weighted Average Yield	6.02%		5.98%
Obligations of Puerto Rico, States and political subdivisions | After 5 to 10 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 18,635		$ 20,020
Gross Unrealized Gains	0		0
Gross Unrealized Losses	7,766		8,020
Fair Value	$ 10,869		$ 12,000
Weighted Average Yield	6.20%		6.14%
Obligations of Puerto Rico, States and political subdivisions | After 10 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 59,747		$ 62,222
Gross Unrealized Gains	1,368		3,604
Gross Unrealized Losses	8,892		8,280
Fair Value	$ 52,223		$ 57,546
Weighted Average Yield	1.91%		2.08%
Collateralized Mortgage Obligations - Federal agencies
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 74		$ 86
Gross Unrealized Gains	4		5
Gross Unrealized Losses	0		0
Fair Value	$ 78		$ 91
Weighted Average Yield	5.45%		5.45%
Collateralized Mortgage Obligations - Federal agencies | After 5 to 10 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 74		$ 86
Gross Unrealized Gains	4		5
Gross Unrealized Losses	0		0
Fair Value	$ 78		$ 91
Weighted Average Yield	5.45%		5.45%
Other
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 2,000		$ 2,000
Gross Unrealized Gains	0		0
Gross Unrealized Losses	42		17
Fair Value	$ 1,958		$ 1,983
Weighted Average Yield	2.05%		1.81%
Other | Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 1,000
Gross Unrealized Gains	0
Gross Unrealized Losses	3
Fair Value	$ 997
Weighted Average Yield	1.65%
Other | After 1 and within 5 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 1,000		$ 2,000
Gross Unrealized Gains	0		0
Gross Unrealized Losses	39		17
Fair Value	$ 961		$ 1,983
Weighted Average Yield	2.44%		1.81%

[1]	Includes $53.1 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[2]	Includes $57.2 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.